Equity-Based Awards - Stock Option Award Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Quantity
Outstanding and Nonvested at beginning (in shares)	5,815,879
Granted (in shares)	1,721,767
Exercised (in shares)	(1,945,187)
Cancelled (in shares)	(1,460,624)
Outstanding and Nonvested at ending (in shares)	4,131,835	5,815,879
Vested and exercisable ending balance (in shares)	1,995,650
Weighted-Average Exercise Price
Outstanding and Nonvested at beginning (in dollars per share)	$ 17.18
Granted (in dollars per share)	21.33
Exercised (in dollars per share)	12.44
Cancelled (in dollars per share)	22.64
Outstanding and Nonvested at ending (in dollars per share)	19.50	$ 17.18
Vested and exercisable at ending balance (in dollars per share)	$ 16.18
Remaining Contractual Term
Outstanding balance	7 years 7 months 6 days	7 years 3 months 18 days
Vested and exercisable ending balance	6 years 1 month 6 days
Aggregate Intrinsic Value (in thousands)
Outstanding balance	$ 4,136	$ 45,199
Vested and exercisable ending balance	$ 8,616
Closing price of common stock (in dollars per share)	$ 20.50